Directors' Deferred Compensation Plan	12 Months Ended
Dec. 31, 2018
Directors' Deferred Compensation Plan
Directors' Deferred Compensation Plan

9.    Directors’ Deferred Compensation Plan

Non-employee directors may defer all or a portion of their fees under the Company’s Directors’ Deferred Compensation Plan until termination of their status as directors.  Deferrals can be made into a cash account, a stock account, or a combination of both.  Stock accounts will be paid out in the form of Company common stock, except that any fractional shares will be paid out in cash valued at the then current market price of the Company’s common stock.  Cash accounts and stock accounts under the Directors’ Deferred Compensation Plan are credited with interest or the value of any cash and stock dividends, respectively.  Non-employee directors are fully vested in any amounts that they elect to defer under the Directors’ Deferred Compensation Plan.

For the years ended December 31, 2018, 2017 and 2016, the Company incurred non-employee director fee expense of $291,  $291 and $257, respectively, of which $166,  $166 and $132 was deferred into stock accounts and will be paid in common stock following separation from service as a director.  At December 31, 2018, 122,725 shares of the Company’s common stock had been credited to individual director stock accounts under the Directors’ Deferred Compensation Plan, and no amounts had been credited to individual director cash accounts under the Directors’ Deferred Compensation Plan.